Supplemental Cost Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases, Operating [Abstract]
Rental expense under operating leases	$ 1,321	$ 1,375	$ 1,285
Amounts payable over the next five years
2015	698
2016	600
2017	501
2018	422
2019	375
Consolidation, Eliminations [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	(149)	(135)	(142)
Amounts payable over the next five years
2015	(73)
2016	(44)
2017	(28)
2018	(20)
2019	(18)
Operating Segments [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	1,470	1,510	1,427
Amounts payable over the next five years
2015	771
2016	644
2017	529
2018	442
2019	393
GE
Leases, Operating [Abstract]
Minimum rental commitments under noncancellable operating leases	2,870
GE | Operating Segments [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	1,186	1,220	1,134
Amounts payable over the next five years
2015	634
2016	528
2017	432
2018	371
2019	337
GECC
Leases, Operating [Abstract]
Minimum rental commitments under noncancellable operating leases	705
GECC | Operating Segments [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	284	$ 290	$ 293
Amounts payable over the next five years
2015	137
2016	116
2017	97
2018	71
2019	$ 56